Share-based payment arrangements - Schedule of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Weighted average price CDN$
Beginning balance (in dollars per share) | $ / shares	$ 14.52	$ 12.42
Granted (in dollars per share) | $ / shares	20.38	14.79
Exercised (in dollars per share) | $ / shares	14.27	10.80
Expired (in dollars per share) | $ / shares	14.25	10.08
Forfeited (in dollars per share) | $ / shares	16.39	14.50
Ending balance (in dollars per share) | $ / shares	$ 17.11	$ 14.52
Number of options
Beginning balance (in shares) | shares	2,628,809	3,352,743
Granted (in shares) | shares	1,124,962	1,288,263
Exercised (in shares) | shares	(1,028,326)	(1,779,799)
Expired (in shares) | shares	(10,594)	(15,109)
Forfeited (in shares) | shares	(246,967)	(217,289)
Ending balance (in shares) | shares	2,467,884	2,628,809